Financial Instruments Risks - Breakdown by Contractual Maturity of Financial Liabilities (Details) - ARS ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Up to 1 month [member]
Breakdown by contractual maturity of financial liabilities [line items]
Breakdown By Contractual Maturity Of Financial Assets	[1],[2]	$ 948,027,726	$ 1,156,925,565
Breakdown by contractual maturity of financial liabilities	[1],[2]	3,870,639,601	3,924,202,723
Financial Guarantees And Loan Commitments Issued Which May Derived In Outflows On Demand		1,889,829,494	2,607,674,595
From more than 1 month to 3 month [member]
Breakdown by contractual maturity of financial liabilities [line items]
Breakdown By Contractual Maturity Of Financial Assets	[2]	372,964,126	378,153,999
Breakdown by contractual maturity of financial liabilities	[2]	288,142,094	333,552,210
Financial Guarantees And Loan Commitments Issued Which May Derived In Outflows On Demand		22,031,136	20,057,032
From more than 3 month to 6 month [member]
Breakdown by contractual maturity of financial liabilities [line items]
Breakdown By Contractual Maturity Of Financial Assets	[2]	351,924,061	284,396,797
Breakdown by contractual maturity of financial liabilities	[2]	100,401,517	342,760,271
Financial Guarantees And Loan Commitments Issued Which May Derived In Outflows On Demand		13,917,028	14,712,799
From more than 6 month to 12 month [member]
Breakdown by contractual maturity of financial liabilities [line items]
Breakdown By Contractual Maturity Of Financial Assets	[2]	311,728,457	236,503,073
Breakdown by contractual maturity of financial liabilities	[2]	33,725,396	13,392,406
Financial Guarantees And Loan Commitments Issued Which May Derived In Outflows On Demand		23,063,990	7,609,973
From more than 12 month to 24 month [member]
Breakdown by contractual maturity of financial liabilities [line items]
Breakdown By Contractual Maturity Of Financial Assets	[2]	210,364,472	250,085,084
Breakdown by contractual maturity of financial liabilities	[2]	11,714,874	10,388,584
Financial Guarantees And Loan Commitments Issued Which May Derived In Outflows On Demand		22,742,910	1,576,585
More than 24 months [member]
Breakdown by contractual maturity of financial liabilities [line items]
Breakdown By Contractual Maturity Of Financial Assets	[2]	349,270,361	433,127,189
Breakdown by contractual maturity of financial liabilities	[2]	18,691,790	15,713,621
Financial Guarantees And Loan Commitments Issued Which May Derived In Outflows On Demand		5,176,587	2,847,496
Total of financial liabilities [member]
Breakdown by contractual maturity of financial liabilities [line items]
Breakdown By Contractual Maturity Of Financial Assets	[2]	2,544,279,203	2,739,191,707
Breakdown by contractual maturity of financial liabilities	[2]	4,323,315,272	4,640,009,815
Financial Guarantees And Loan Commitments Issued Which May Derived In Outflows On Demand		$ 1,976,761,145	$ 2,654,478,480

[1]	The Bank has liquid assets such as cash and cash equivalents (Note 4), reverse repurchase agreements (Note 6.3) and BCRA liquidity bills (Note 10.1), among others, to settle its liabilities.
[2]	These figures includes expected interest amounts. For floating rate instruments such interest amounts were calculated using interest rate prevailing at the end of each period.